Loans and borrowings (Details 2) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Loans and borrowings
Total	$ 122,628	$ 138,735	$ 150,262
Current	66,443	46,227	23,283
Non-current	$ 56,185	$ 92,508	$ 126,979